Related Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party receivable	$ 8,653	$ 5,253
Related party payable	83,904	84,364
Related party liability	125,000	125,000
Net related party transactions	43,975	37,000	$ 27,008
Management Stockholders [member]
Related Party Transaction [Line Items]
Related party transaction, amount payable to management stockholders			$ 5,800
Description of settlement agreement with terminated employees			The settlement agreements includes a payable cash amount of $ 5,800, as a result of an employee relationship benefit and non-competition and non-disclosure agreement, out of which 50% was payable on July 1, 2018 or upon the occurrence of a liquidity event, which may result from the consummation of an initial public offering, or a capital injection among other conditions. On September 20, 2017, the Company completed its initial public offering, and the settlement was fully paid in December 2017.
Expedia [member]
Related Party Transaction [Line Items]
Related party receivable	8,653	5,253
Related party payable	83,904	84,364
Related party liability	125,000	125,000
Net related party transactions	$ 43,975	$ 37,000	$ 27,008